LEASES (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Future minimum payments under the facility operating lease, as of March 31, 2022, are listed in the table below.	Future minimum payments under the facility operating lease, as of March 31, 2022, are listed in the table below.
Leases
Annual Fiscal Years	Operating lease
2023	158,028
2024	40,692
Less:
Imputed interest	(13,906)
Present value of lease liabilities	$184,814